Cash and cash equivalents	6 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

11.Cash and cash equivalents

	December 31,	June 30,
	2024	2024
	US$	US$
Fixed deposits	3,049,339	3,000,000
Cash at banks	6,276,733	3,766,347
	9,326,072	6,766,347

Fixed deposit bears interest at 4.35% to 5.00% per annum (June 30, 2024: 3.90% to 4.67% per annum) and for tenure of 30 days (June 30, 2024: 30 days).

The Group placed a deposit of US$3,049,339 (June 30, 2024: US$3,000,000) with a bank in accordance with Hong Kong VATP guidelines for an affiliate, WhaleFin Markets Limited.

For the purpose of presenting the statement of cash flows, and cash and cash equivalents comprise the following at the end of the financial period/year:

	December 31,	June 30,
	2024	2024
	US$	US$
Cash and short-term deposit	9,326,072	6,766,347
Less: Restricted deposit	(3,049,339)	(3,000,000)
	6,276,733	3,766,347

The currency profiles of the Group’s cash and bank balances as at the end of each reporting period are as follows:

	December 31,	June 30,
	2024	2024
	US$	US$
United States Dollar	9,047,212	6,579,951
Singapore Dollar	167,380	118,618
Hong Kong Dollar	103,792	63,972
Others	7,688	3,806
Total	9,326,072	6,766,347